18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	2016	2015

Balance, beginning of year	$14,017,551	$8,593,273
Loans - New Directors	0	7,225,328
New loans to existing Officers/Directors	11,862,375	14,587,380
Retirement/Resignation of Director	0	(1,824,495)
Repayment*	(11,758,440)	(14,563,935)
Balance, end of year	$14,121,486	$14,017,551